UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Item 1. Report to Stockholders

Semiannual Report

APRIL 30, 2014

Thrivent Cash Management Trust

THRIVENT CASH MANAGEMENT TRUST

William D. Stouten, Portfolio Manager

Thrivent Cash Management Trust (the “Trust”) seeks to maximize current income to the extent consistent with the preservation of capital and liquidity and to maintain a stable $1.00 per share net asset value by (1) investing in dollar-denominated securities with a remaining maturity of 397 calendar days or less; (2) maintaining a dollar-weighted average portfolio maturity of 60 calendar days or less; or (3) maintaining a dollar-weighted average portfolio maturity of 120 calendar days or less.

Portfolio Composition (% of Portfolio)
Government Agency Debt	75.5%
Asset Backed Commercial Paper	6.6%
Investment Company	5.1%
Financial Company Commercial Paper	3.4%
Other Instrument	3.1%
Other Commercial Paper	2.3%
Variable Rate Demand Note	1.7%
Treasury Debt	1.5%
Other Note	0.8%

Total	100.0%

Thrivent Cash Management Trust

As of April 30, 2014*

7-Day Yield	0.05%
7-Day Yield Gross of Waivers	0.04%
7-Day Effective Yield	0.05%
7-Day Effective Yield Gross of Waivers	0.04%

Average Annual Total Returns**

For the Period Ended April 30, 2014	1-Year	5-Year	Since Inception, 9/16/2004
Total Return	0.07%	0.16%	1.88%

*	Seven-day yields of the Thrivent Cash Management Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the investment adviser were not waiving or reimbursing certain expenses. Yields are subject to daily fluctuation and should not be considered an indication of future results.
**	Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Past performance is not an indication of future results. Current performance may be lower or higher than the performance data quoted. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the Trust. Investors should read and consider carefully before investing. To obtain a prospectus, call 1-800-THRIVENT.

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Shareholder Expense Example

(Unaudited)

As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 11/1/2013	Ending Account Value 4/30/2014	Expenses Paid During Period 11/1/2013 - 4/30/2014*	Annualized Expense Ratio
Thrivent Cash Management Trust
Actual	$1,000	$1,000	$0.24	0.05%
Hypothetical**	$1,000	$1,025	$0.25	0.05%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Thrivent Cash Management Trust

Schedule of Investments as of April 30, 2014

(unaudited)

Principal Amount	Asset Backed Commercial Paper (6.6%)[a]	Value
	Dealers Capital Access Trust, LLC
$22,500,000	0.170%, 5/2/2014[b]	$22,499,894
10,000,000	0.170%, 5/5/2014[b]	9,999,811
	Liberty Street Funding, LLC
47,970,000	0.060%, 5/1/2014[b]	47,970,000
	Thunder Bay Funding, LLC
50,000,000	0.050%, 5/1/2014[b]	50,000,000

	Total	130,469,705

Principal Amount	Financial Company Commercial Paper (3.5%)[a]	Value
	BNP Paribas Finance, Inc.
21,000,000	0.090%, 5/1/2014	21,000,000
	US Bank NA
46,000,000	0.100%, 5/1/2014	46,000,000

	Total	67,000,000

Principal Amount	Government Agency Debt (75.8%)[a]	Value
	Federal Agricultural Mortgage Corporation
10,000,000	0.120%, 5/1/2014	10,000,000
15,000,000	0.123%, 5/6/2014[c]	15,000,000
6,000,000	0.070%, 5/22/2014	5,999,755
5,671,000	0.070%, 5/29/2014	5,670,691
12,000,000	0.070%, 7/18/2014	11,998,180
25,000,000	0.112%, 2/25/2015[c]	24,996,891
25,000,000	0.101%, 3/3/2015[c]	24,997,448
5,000,000	0.360%, 4/24/2015[c]	5,007,915
15,000,000	0.360%, 7/1/2015[c]	15,028,346
	Federal Farm Credit Bank
20,000,000	0.113%, 5/12/2014[c]	20,000,228
5,000,000	0.180%, 7/15/2014	5,000,771
15,000,000	0.123%, 8/12/2014[c]	14,999,368
16,670,000	0.182%, 9/29/2014[c]	16,677,092
10,000,000	0.122%, 10/9/2014[c]	9,998,905
15,000,000	0.092%, 10/24/2014[c]	14,999,628
4,100,000	0.210%, 4/6/2015[c]	4,102,981
5,535,000	0.191%, 8/17/2015[c]	5,538,297
	Federal Home Loan Bank
31,000,000	0.070%, 5/2/2014	30,999,960
20,000,000	0.085%, 5/7/2014	19,999,717
17,000,000	0.080%, 5/14/2014	16,999,509
35,000,000	0.067%, 5/16/2014	34,999,273
4,593,000	0.070%, 5/20/2014	4,592,830
8,000,000	0.125%, 5/20/2014	8,000,317
6,800,000	0.070%, 5/30/2014	6,799,617
5,000,000	0.070%, 6/4/2014	4,999,669
33,470,000	0.240%, 6/4/2014[c]	33,472,211
15,000,000	0.077%, 6/6/2014	14,998,845
9,000,000	0.077%, 6/13/2014	8,999,172
22,000,000	0.128%, 6/16/2014[c]	22,000,000
30,000,000	0.121%, 6/17/2014[c]	29,999,907
40,000,000	0.080%, 6/18/2014	39,996,000
25,000,000	0.102%, 6/27/2014[c]	24,999,806
24,300,000	0.075%, 7/2/2014	24,296,861
15,000,000	0.180%, 7/15/2014	15,002,885
19,706,000	0.085%, 7/16/2014	19,702,883
11,400,000	0.080%, 7/18/2014	11,398,024
20,000,000	0.093%, 8/12/2014[c]	19,999,719
20,000,000	0.082%, 8/22/2014[c]	20,000,167
20,000,000	0.086%, 9/2/2014[c]	20,000,426
45,000,000	0.103%, 9/12/2014[c]	44,999,630
46,000,000	0.103%, 10/8/2014[c]	45,999,142

Principal Amount	Government Agency Debt (75.8%)[a]	Value
$6,000,000	0.092%, 11/18/2014[c]	$5,999,833
10,000,000	0.092%, 11/25/2014[c]	9,999,715
15,000,000	0.102%, 11/26/2014[c]	14,999,200
20,000,000	0.092%, 12/4/2014[c]	19,999,547
10,000,000	0.135%, 12/9/2014[c]	10,000,000
2,000,000	0.103%, 12/12/2014[c]	1,999,889
25,500,000	0.102%, 12/19/2014[c]	25,500,839
25,000,000	0.107%, 1/13/2015[c]	25,001,116
10,000,000	0.090%, 1/16/2015	9,998,441
15,000,000	0.107%, 2/23/2015[c]	14,998,756
18,930,000	0.129%, 2/23/2015[c]	18,930,000
15,000,000	0.102%, 3/19/2015[c]	15,000,000
21,000,000	0.102%, 3/20/2015[c]	20,999,659
10,000,000	0.584%, 3/30/2015[c]	10,039,799
	Federal Home Loan Mortgage Corporation
5,826,000	5.000%, 7/15/2014	5,885,382
53,000,000	0.153%, 12/5/2014[c]	53,019,157
20,000,000	0.142%, 7/16/2015[c]	20,008,720
22,070,000	0.141%, 7/17/2015[c]	22,078,232
	Federal National Mortgage Association
25,000,000	0.360%, 8/11/2014[c]	25,018,889
5,000,000	0.370%, 8/25/2014[c]	5,002,254
39,000,000	0.131%, 9/11/2014[c]	39,006,972
10,000,000	0.440%, 12/15/2014[c]	10,020,500
20,000,000	0.123%, 8/5/2015[c]	19,994,873
	Overseas Private Investment Corporation
2,000,000	0.400%, 5/2/2014	2,007,978
2,443,250	0.110%, 5/7/2014[c]	2,443,250
2,068,962	0.110%, 5/7/2014[c]	2,068,962
7,017,544	0.110%, 5/7/2014[c]	7,017,544
78,735,000	0.120%, 5/7/2014[c]	78,735,000
5,000,000	0.120%, 5/7/2014[c]	5,000,000
6,884,800	0.120%, 5/7/2014[c]	6,884,800
40,000,000	0.120%, 5/7/2014[c]	40,000,000
5,000,000	0.120%, 5/7/2014[c]	5,000,000
6,000,000	0.120%, 5/7/2014[c]	6,000,000
13,600,000	0.120%, 5/7/2014[c]	13,600,000
16,000,000	0.120%, 5/7/2014[c]	16,000,000
8,606,000	0.120%, 5/7/2014[c]	8,606,000
15,000,000	0.120%, 5/7/2014[c]	15,000,000
58,305,000	0.120%, 5/7/2014[c]	58,305,000
6,454,500	0.120%, 5/7/2014[c]	6,454,500
36,504,000	0.120%, 5/7/2014[c]	36,504,000
21,061,538	0.120%, 5/7/2014[c]	21,061,538
10,000,000	0.120%, 5/7/2014[c]	10,000,000
10,000,000	0.120%, 5/7/2014[c]	10,000,000
6,930,000	0.390%, 5/2/2015	6,930,000

	Total	1,494,393,411

Shares	Investment Company (5.1%)	Value
	BlackRock Cash Funds
28,922,000	0.080%	28,922,000
	Dreyfus Institutional Cash Advantage Fund
42,620,000	0.060%	42,620,000
	DWS Money Market Series
3,456,000	0.060%	3,456,000

The accompanying Notes to the Financial Statements are an integral part of this schedule.

3

Thrivent Cash Management Trust

Schedule of Investments as of April 30, 2014

(unaudited)

Shares	Investment Company (5.1%)	Value
	Morgan Stanley Institutional Liquidity Funds
$26,561,000	0.060%	$26,561,000

	Total	101,559,000

Principal Amount	Other Commercial Paper (2.3%)[a]	Value
	Novartis Finance Corporation
20,000,000	0.060%, 5/1/2014	20,000,000
25,000,000	0.060%, 5/5/2014	24,999,833

	Total	44,999,833

Principal Amount	Other Instrument (3.1%)[a]	Value
	BNP Paribas
61,800,000	0.070%, 5/1/2014	61,800,000

	Total	61,800,000

Principal Amount	Other Note (0.7%)[a]	Value
	International Bank for Reconstruction and Development
15,000,000	0.050%, 5/13/2014	14,999,750

	Total	14,999,750

Principal Amount	Treasury Debt (1.5%)[a]	Value
	U.S. Treasury Bills
30,000,000	0.058%, 5/8/2014	29,999,665

	Total	29,999,665

Principal Amount	Variable Rate Demand Note (1.7%)[a]	Value
	Andover, MN Senior Housing Rev.
8,995,000	0.130%, 5/7/2014[c]	8,995,000
	Capital Trust Agency Multi-Family Housing Rev. (Portofino Villas and Stratford Landing)
10,790,000	0.130%, 5/7/2014[c]	10,790,000
	Illinois Finance Auth. Multifamily Housing Rev. (Villagebrook Apartments)
5,145,000	0.140%, 5/7/2014[c]	5,145,000
	Lancaster County, NE Hospital Auth. No.1 Hospital Rev. Refg. (BryanLGH Medical Center)
2,020,000	0.120%, 5/7/2014[c]	2,020,000
	St. Cloud, MN Health Care Refg. Rev. (CentraCare Health System)
5,935,000	0.120%, 5/7/2014[c]	5,935,000

	Total	32,885,000

	Total Investments (at amortized cost) 100.3%	$1,978,106,364

	Other Assets and Liabilities, Net (0.3)%	(6,845,218)

	Total Net Assets 100.0%	$1,971,261,146

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of April 30, 2014.

Cost for federal income tax purposes        $1,978,106,364

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

Thrivent Cash Management Trust

Schedule of Investments as of April 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of April 30, 2014, in valuing Thrivent Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	130,469,705	–	130,469,705	–
Financial Company Commercial Paper	67,000,000	–	67,000,000	–
Government Agency Debt	1,494,393,411	–	1,494,393,411	–
Investment Company	101,559,000	101,559,000	–	–
Other Commercial Paper	44,999,833	–	44,999,833	–
Other Instrument	61,800,000	–	61,800,000	–
Other Note	14,999,750	–	14,999,750	–
Treasury Debt	29,999,665	–	29,999,665	–
Variable Rate Demand Note	32,885,000	–	32,885,000	–

Total	$1,978,106,364	$101,559,000	$1,876,547,364	$–

There were no significant transfers between Levels during the period ended April 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Cash Management Trust

Statement of Assets and Liabilities

As of April 30, 2014 (unaudited)	Cash Management Trust

Assets
Investments at cost	$1,978,106,364
Investments in securities at value	1,978,106,364
Investments at Value	1,978,106,364	[1]
Cash	6,467
Dividends and interest receivable	234,839
Prepaid expenses	12,955
Total Assets	1,978,360,625

Liabilities
Distributions payable	81,796
Accrued expenses	25,588
Payable for investments purchased	6,930,000
Payable to affiliate	62,095
Total Liabilities	7,099,479

Net Assets
Capital stock (beneficial interest)	1,971,253,387
Accumulated undistributed net investment income/(loss)	(3,514)
Accumulated undistributed net realized gain/(loss)	11,273
Total Net Assets	$1,971,261,146
Shares of beneficial interest outstanding	1,971,253,387
Net asset value per share	$1.00

1	Securities held by the Trust are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Cash Management Trust

Statement of Operations

For the six months ended April 30, 2014 (unaudited)	Cash Management Trust
Investment Income
Dividends	$32,418
Interest	930,350
Total Investment Income	962,768

Expenses
Adviser fees	408,334
Administrative service fees	45,000
Audit and legal fees	16,786
Custody fees	30,794
Insurance expenses	13,632
Printing and postage expenses	3,270
Transfer agent fees	20,818
Trustees’ fees	2,806
Other expenses	11,057
Total Expenses Before Reimbursement	552,497

Less:
Reimbursement from adviser	(98,793)
Total Net Expenses	453,704
Net Investment Income/(Loss)	509,064
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	11,275
Net Realized and Unrealized Gains/(Losses)	11,275

Net Increase/(Decrease) in Net Assets Resulting From Operations	$520,339

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Cash Management Trust

Statement of Changes in Net Assets

	Cash Management Trust
For the periods ended	4/30/2014 (unaudited)	10/31/2013
Operations
Net investment income/(loss)	$509,064	$2,981,723
Net realized gains/(losses)	11,275	156,998
Net Change in Net Assets Resulting From Operations	520,339	3,138,721
Distributions to Shareholders
From net investment income	(512,578)	(2,981,723)
From net realized gains	(156,997)	(12,130)
Total Distributions to Shareholders	(669,575)	(2,993,853)

Capital Stock Transactions
Sold	5,702,196,693	15,619,790,795
Redeemed	(5,524,429,598)	(16,380,120,794)
Total Capital Stock Transactions	177,767,095	(760,329,999)

Net Increase/(Decrease) in Net Assets	177,617,859	(760,185,131)
Net Assets, Beginning of Period	1,793,643,287	2,553,828,418
Net Assets, End of Period	$1,971,261,146	$1,793,643,287
Accumulated Undistributed Net Investment Income/(Loss)	$(3,514)	$–

Capital Stock Share Transactions
Sold	5,702,196,693	15,619,790,794
Redeemed	(5,524,429,598)	(16,380,120,793)

Total Capital Stock Share Transactions	177,767,095	(760,329,999)

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Cash Management Trust

Notes to Financial Statements

April 30, 2014

(unaudited)

(1) ORGANIZATION

Thrivent Cash Management Trust (the “Trust”) was organized as a Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All investments in the Trust are by affiliates of the Trust. The Trust serves as an investment vehicle for cash collateral posted in exchange for loaned securities of mutual funds sponsored by Thrivent Financial for Lutherans, the Trust’s investment adviser (“Thrivent Financial” or the “Adviser”), and its affiliates. Deutsche Bank AG serves as the lending agent to this securities lending program. The Trust also includes assets that are not part of the securities lending program. Series of Thrivent Mutual Funds and Thrivent Series Fund, Inc. may sweep their cash balances into the Trust.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

(B) Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

GAAP requires management of the Trust to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Trust must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

Management of the Trust analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of April 30, 2014, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended October 31, 2010 through 2013. Additionally, as of April 30, 2014, the tax year ended October 31, 2009 is open for Wisconsin. The Trust has no examinations in progress and none are expected at this time.

As of April 30, 2014, management of the Trust has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Trust’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(C) Custody Earnings Credit – The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

(D) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

(E) Repurchase Agreements – The Trust may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later

Thrivent Cash Management Trust

Notes to Financial Statements

April 30, 2014

(unaudited)

delivery at an agreed upon price and rate of interest. The Trust uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Trust could incur a loss due to a drop in the value of the security during the time it takes the Trust to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Trust may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the six months ended April 30, 2014, the Trust did not engage in this type of investment.

(F) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(G) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. Dividend income is recorded on the ex-dividend date.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust pays Thrivent Financial a fee for its advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued by the Adviser at any time.

(B) Other Fees – The Trust has entered into an administration and accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. For the six months ended April 30, 2014, Thrivent Financial received aggregate fees for administrative and accounting personnel and services of $45,000 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds.

Those Trustees not participating in the above plan received $2,806 in fees from the Trust for the six months ended April 30, 2014. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are employed at Thrivent Financial for Lutherans and receive no compensation from the Trust.

(C) Indirect Expenses – The Trust may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of April 30, 2014, the tax-basis balance has not yet been determined.

Capital losses generated during the fiscal year ending October 31, 2014, will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. If the losses are not reduced by gains during the next fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained.

(5) SUBSEQUENT EVENTS

Management of the Trust has evaluated the impact of subsequent events, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Cash Management Trust

Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*

		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income /(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
CASH MANAGEMENT TRUST
Period Ended 4/30/2014 (unaudited)	$1.00	$–	$–	$–	$–	$–
Year Ended 10/31/2013	1.00	–	–	–	–	–
Year Ended 10/31/2012	1.00	–	–	–	–	–
Year Ended 10/31/2011	1.00	–	–	–	–	–
Year Ended 10/31/2010	1.00	–	–	–	–	–
Year Ended 10/31/2009	1.00	0.01	–	0.01	(0.01)	–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.

*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Cash Management Trust

Financial Highlights—continued

RATIOS / SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$ –	$1.00	0.03%	$1,971.3	0.05%	0.06%	0.06%	0.05%	N/A
–	1.00	0.09%	1,793.6	0.05%	0.09%	0.06%	0.09%	N/A
–	1.00	0.13%	2,553.8	0.05%	0.12%	0.08%	0.09%	N/A
–	1.00	0.15%	609.9	0.05%	0.15%	0.08%	0.12%	N/A
–	1.00	0.22%	779.4	0.05%	0.21%	0.08%	0.19%	N/A
(0.01)	1.00	0.76%	746.7	0.05%	0.92%	0.06%	0.91%	N/A

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at www.sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available at www.sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Both the Investment Company Act of 1940 (the “Investment Company Act”) and the terms of the investment advisory agreement of the Thrivent Cash Management Trust (the “Trust”) require that the agreement be approved annually by the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act (the “Independent Trustees”). The nine-member Board consists of eight Independent Trustees, including the Chairman.

At its meeting on November 19-20, 2013, the Board voted unanimously to renew the existing investment advisory agreement between the Trust and Thrivent Financial for Lutherans (the “Adviser”). In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:

1.	The nature, extent, and quality of the services provided by the Adviser;

2.	The performance of the Trust;

3.	The advisory fee and net operating expense ratio of the Trust compared to a peer group;

4.	The cost of services provided and profit realized by the Adviser;

5.	The extent to which economies of scale may be realized as the Trust grows;

6.	Whether the fee levels reflect these economies of scale for the benefit of the Trust shareholders;

7.	Other benefits realized by the Adviser or its affiliates from their relationship with the Trust; and

8.	Any other factors that the Board deemed relevant to its consideration.

In connection with the renewal process, the Contracts Committee of the Board (consisting of each of the Independent Trustees) met on five occasions from May 21 to November 19, 2013 to consider information relevant to the renewal process. The Independent Trustees also retained the services of Management Practice, Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included statistical comparisons of the advisory fees, other fees and net operating expenses of the Trust in comparison to a peer group of comparable funds; information prepared by management with respect to the cost of services provided to the Trust and fees charged, including effective advisory fees at various asset levels that take into account fee waivers by the Adviser; asset and flow trends for the Trust; the Trust’s performance; profit realized by the Adviser and its affiliates that provide services to the Trust; and information regarding the types of services furnished to the Trust, the personnel providing the services, changes in staff, and systems and compliance improvements. The Board also received reports from the investment management staff of the Adviser with respect to the securities lending balances of the Trust and the revenue of the securities lending program, which in part is based on the performance of the Trust. In addition to its review of the information presented to the Board during the contract renewal process and throughout the year, the Board also considered knowledge gained from discussions with management.

The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider reapproval of the agreement. The Independent Trustees relied on their own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.

Additional Information

(unaudited)

Nature, Extent and Quality of Services

At the Board’s regular quarterly meetings, management presented information describing the services furnished to the Trust by the Adviser. During these meetings, management reported on the investment management, securities lending activity, and compliance services provided to the Trust. During the renewal process, the Board considered the specific services provided by the Adviser. The Board also considered information relating to the investment experience and qualifications of the Adviser’s portfolio manager overseeing the Trust.

The Board received reports at its quarterly meetings from the Adviser’s Head of Fixed Income Funds and its Chief Investment Officer, both of whom were present at all of the meetings. At quarterly meetings, the Head of Fixed Income Funds presented information about the Trust. These reports and presentations gave the Board the opportunity to evaluate the portfolio manager’s abilities and the quality of services he provides to the Trust. Additional information was presented to the Board describing the portfolio compliance functions performed by the Adviser. The Independent Trustees also received quarterly reports from the Trust’s Chief Compliance Officer.

The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust. The Adviser reviewed with the Board the Adviser’s process for overseeing its portfolio management teams. In addition, the Adviser explained how it has continued to invest in technology and personnel and the benefits those investments can have on the Trust. The Adviser also discussed how it has continued to strengthen its compliance program. The Board viewed these actions as a positive factor in reapproving the existing advisory agreement, as they demonstrated the Adviser’s commitment to provide the Trust with quality service. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Trust by the Adviser supported renewal of the advisory agreement.

Performance of the Trust

The Board considered whether the Trust has operated in accordance with its investment objectives, which include maximizing current income consistent with preservation of capital and liquidity. In this regard, the Board reviewed stress test reports and considered the Adviser’s opinion that, in its view, the Trust could withstand events that were reasonably likely to occur within the next twelve-month period. At quarterly meetings, the Head of Fixed Income Funds reviewed with the Board the economic and market environment and risk management in connection with management of the Trust and other Thrivent fixed income funds. The Board noted that, as a money market fund, the Trust’s performance was impacted by various factors, including the low interest rate environment and increased regulatory requirements generally experienced by all money market funds.

The Board reviewed quarterly net revenues generated by securities lending activities for the benefit of other Thrivent funds, a portion of which is attributed to the performance of the Trust. The Board noted that the Trust is designed primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the Trust’s securities lending program, and to offer a cash balance sweep option for series of Thrivent Mutual Funds and Thrivent Series Fund, Inc., which ultimately may enhance the performance of those series. With respect to performance, the Board considered safety of principal to be the primary goal, and it did not consider specific yield information separate from the securities lending revenue.

Advisory Fees and Fund Expenses

The Board reviewed information prepared by MPI comparing the Trust’s advisory fee with the advisory fees of its peer group of funds. The Board noted that the Trust’s advisory fee as compared to the Trust’s peer group was below the average. On the basis of its review, the Board concluded that the advisory fee rate charged to the Trust for investment management services was not excessive.

The Board also reviewed information prepared by the Adviser comparing the Trust’s net expense ratio with the expense ratio of its peer group of funds. The Board noted that the Trust’s net expense ratio was below the average of its peer group.

Cost of Services and Profitability

The Board considered the profitability of the Adviser both overall and on a fund-by-fund basis. The Board also considered that the Adviser agreed to voluntarily reimburse the Trust for all expense in excess of 0.05% of average daily net assets. The Board considered the level of the Adviser’s profits with respect to all the Thrivent funds, including the Trust. The Board concluded that the Adviser’s profitability was reasonable.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Trust’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements, and breakpoints. The Board also considered

Additional Information

(unaudited)

management’s view that it can be difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as the Trust’s assets increase. The Board noted that expected economies of scale, where they may exist, may be shared through the use of fee waivers or reimbursements by the Adviser and/or a lower overall fee rate. The Board considered the advisory fee rate charged to the Trust and determined that the fee rate was acceptable even though the Adviser did not offer breakpoints or contractual waivers.

Other Benefits to the Adviser and its Affiliates

The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, reputational benefits in the investment advisory community and the engagement of affiliates as service providers to the Trust. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.

Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the agreement.

This report is submitted for the information of shareholders of

Thrivent Cash Management Trust. It is not authorized

for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Cash

Management Trust, which contains more complete

information about the Trust, including investment objectives,

risks, charges and expenses.

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a) Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b) Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item	9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 27, 2014	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ Russell W. Swansen

Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 27, 2014	By:

/s/ Russell W. Swansen
Russell W. Swansen
President

Date: June 27, 2014	By:

/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
President